Financial Instruments - Carrying Amounts and Fair Values of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	$ (133)	$ (232)
Other long-term liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Other long-term liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(85)	(160)
Other long-term liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(48)	(72)
Fixed rate long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(14,694)	(21,453)
Fixed rate long-term debt | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(13,554)	(14,254)
Fixed rate long-term debt | Fixed interest rate | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(15,420)	(16,598)
Fixed rate long-term debt | Fixed interest rate | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Fixed rate long-term debt | Fixed interest rate | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	309	305
Investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	309	305
Investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	140	691
Other long-term assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	140	136
Other long-term assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0	$ 555